UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21506

Name of Fund: BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Enhanced Capital and Income Fund (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 100.8%

Airlines — 1.5%
Delta Air Lines, Inc.	200,836	$11,614,346

Banks — 10.3%
Bank of America Corp.(a)(b)	707,172	20,833,287
JPMorgan Chase & Co.(a)	239,356	27,008,931
Regions Financial Corp.	323,265	5,931,913
SunTrust Banks, Inc.	204,304	13,645,464
U.S. Bancorp	260,889	13,777,548

		81,197,143
Biotechnology — 3.2%
Biogen, Inc.(c)	44,347	15,668,239
Gilead Sciences, Inc.	120,663	9,316,390

		24,984,629
Capital Markets — 0.8%
E*Trade Financial Corp.(c)	121,117	6,345,320

Chemicals — 2.0%
DowDuPont, Inc.	242,040	15,565,592

Commercial Services & Supplies — 1.1%
KAR Auction Services, Inc.	148,065	8,838,000

Communications Equipment — 3.0%
Cisco Systems, Inc.	488,510	23,766,012

Consumer Finance — 1.7%
Ally Financial, Inc.	286,038	7,565,705
SLM Corp.(c)	529,692	5,906,066

		13,471,771
Containers & Packaging — 1.3%
Packaging Corp. of America	96,044	10,535,066

Electric Utilities — 2.9%
FirstEnergy Corp.	352,361	13,097,258
PG&E Corp.(c)	203,857	9,379,461

		22,476,719
Electronic Equipment, Instruments & Components — 1.7%
CDW Corp.	154,243	13,715,288

Food & Staples Retailing — 2.4%
Walmart, Inc.	199,886	18,771,294

Food Products — 1.1%
J.M. Smucker Co.	86,006	8,825,076

Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	147,116	11,341,172

Health Care Providers & Services — 9.2%
Centene Corp.(c)	75,344	10,908,304
CVS Health Corp.(b)	86,560	6,814,003
Humana, Inc.	56,654	19,178,512
Laboratory Corp. of America Holdings(c)	86,938	15,099,392

Security	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	76,844	$20,443,578

		72,443,789
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	193,617	12,346,956

Household Durables — 2.6%
D.R. Horton, Inc.	328,525	13,857,184
Lennar Corp., Class A	87,906	4,104,331
NVR, Inc.(c)	1,081	2,670,935

		20,632,450
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	262,692	3,677,688

Industrial Conglomerates — 0.7%
General Electric Co.	481,941	5,441,114

Insurance — 1.6%
Assured Guaranty Ltd.	125,164	5,285,676
Hartford Financial Services Group, Inc.	150,809	7,534,417

		12,820,093
Internet Software & Services — 5.0%
Alphabet, Inc., Class A(c)	32,634	39,391,849

IT Services — 2.7%
Amdocs Ltd.	83,760	5,526,485
Cognizant Technology Solutions Corp., Class A	208,383	16,076,748

		21,603,233
Machinery — 2.1%
Allison Transmission Holdings, Inc.	138,599	7,208,534
Fortive Corp.(d)	112,062	9,435,620

		16,644,154
Media — 3.3%
Comcast Corp., Class A(b)	573,906	20,322,011
DISH Network Corp., Class A(c)	168,177	6,014,010

		26,336,021
Metals & Mining — 1.3%
Freeport-McMoRan, Inc.	522,764	7,276,875
Rio Tinto PLC — ADR	57,596	2,938,548

		10,215,423
Oil, Gas & Consumable Fuels — 6.2%
BP PLC — ADR	198,654	9,157,949
Chevron Corp.	141,903	17,351,899
Marathon Oil Corp.	277,252	6,454,427
Suncor Energy, Inc.	404,193	15,638,227

		48,602,502
Pharmaceuticals — 4.5%
Novo Nordisk A/S — ADR	187,440	8,835,922

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Capital and Income Fund (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	606,087	$26,710,254

		35,546,176
Road & Rail — 2.1%
Norfolk Southern Corp.	92,406	16,679,283

Semiconductors & Semiconductor Equipment — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR	105,580	4,662,413

Software — 7.8%
Dell Technologies, Inc., Class V(c)	128,187	12,449,522
Microsoft Corp.(b)	393,598	45,015,803
Oracle Corp.	74,470	3,839,673

		61,304,998
Specialty Retail — 5.6%
Home Depot, Inc.	38,408	7,956,217
Lowe’s Cos., Inc.(b)	169,254	19,433,744
O’Reilly Automotive, Inc.(c)	30,524	10,601,596

Security	Shares	Value
Specialty Retail (continued)
Urban Outfitters, Inc.(c)	158,018	$6,462,936

		44,454,493
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	236,816	53,458,844

Tobacco — 2.2%
Altria Group, Inc.(b)	288,708	17,411,979

Total Long-Term Investments — 100.8% (Cost — $574,808,920)		795,120,886

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(e)(g)	1,068,071	1,068,071
SL Liquidity Series, LLC, Money Market Series, 2.26%(e)(f)(g)	2,808,796	2,809,077

Total Short-Term Securities — 0.5% (Cost — $3,877,148)		3,877,148

Total Investments Before Options Written — 101.3% (Cost — $578,686,068)		798,998,034

Options Written — (0.9)% (Premiums Received — $7,519,133)		(6,776,054)

Total Investments, Net of Options Written — 100.4% (Cost — $571,166,935)		792,221,980
Liabilities in Excess of Other Assets — (0.4)%		(3,059,359)

Net Assets — 100.0%		$789,162,621

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Trust were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,142,974	(2,074,903)	1,068,071	$1,068,071	$48,393		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	2,808,796	2,808,796	2,809,077	13,681	(b)	(97)	—

				$3,877,148	$62,074		$(97)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Capital and Income Fund (CII)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipts

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Bank of America Corp.	69	10/01/18	USD	31.50	USD	203	$—
FirstEnergy Corp.	418	10/03/18	USD	37.08	USD	1,554	(15,333)
Bank of America Corp.	68	10/04/18	USD	31.75	USD	200	(6)
Alphabet, Inc., Class A	16	10/05/18	USD	1,215.00	USD	1,931	(13,280)
BP PLC — ADR	97	10/05/18	USD	44.00	USD	447	(20,952)
Bank of America Corp.	754	10/05/18	USD	31.50	USD	2,221	(1,131)
Bank of America Corp.	191	10/05/18	USD	31.00	USD	563	(286)
Baxter International, Inc.	121	10/05/18	USD	74.50	USD	933	(32,428)
Biogen, Inc.	30	10/05/18	USD	350.00	USD	1,060	(22,200)
CVS Health Corp.	283	10/05/18	USD	76.50	USD	2,228	(70,609)
Carnival Corp.	306	10/05/18	USD	63.50	USD	1,951	(26,010)
Chevron Corp.	111	10/05/18	USD	123.00	USD	1,357	(8,159)
Cisco Systems, Inc.	81	10/05/18	USD	47.00	USD	394	(13,770)
Cisco Systems, Inc.	116	10/05/18	USD	48.00	USD	564	(9,106)
Cognizant Technology Solutions Corp., Class A	230	10/05/18	USD	78.50	USD	1,774	(3,450)
Comcast Corp., Class A	389	10/05/18	USD	38.50	USD	1,377	(5,057)
D.R. Horton, Inc.	114	10/05/18	USD	46.00	USD	481	(684)
DISH Network Corp., Class A	429	10/05/18	USD	38.00	USD	1,534	(8,580)
Delta Air Lines, Inc.	169	10/05/18	USD	60.00	USD	977	(1,859)
DowDuPont, Inc.	299	10/05/18	USD	71.00	USD	1,923	(598)
Freeport-McMoRan, Inc.	265	10/05/18	USD	14.50	USD	369	(2,252)
General Electric Co.	270	10/05/18	USD	13.00	USD	305	(540)
General Electric Co.	105	10/05/18	USD	13.35	USD	119	—
Gilead Sciences, Inc.	167	10/05/18	USD	77.50	USD	1,289	(10,354)
Hartford Financial Services Group, Inc.	178	10/05/18	USD	50.50	USD	889	(3,026)
Humana, Inc.	88	10/05/18	USD	335.00	USD	2,979	(41,360)
JPMorgan Chase & Co.	61	10/05/18	USD	115.00	USD	688	(1,433)
JPMorgan Chase & Co.	210	10/05/18	USD	116.00	USD	2,370	(2,205)
Lowe’s Cos., Inc.	281	10/05/18	USD	109.00	USD	3,226	(168,600)
Marathon Oil Corp.	69	10/05/18	USD	21.50	USD	161	(12,593)
Marathon Oil Corp.	57	10/05/18	USD	22.50	USD	133	(5,301)
Microsoft Corp.	306	10/05/18	USD	109.00	USD	3,500	(170,595)
Norfolk Southern Corp.	209	10/05/18	USD	180.00	USD	3,772	(40,233)
Oracle Corp.	208	10/05/18	USD	50.00	USD	1,072	(34,216)
PG&E Corp.	513	10/05/18	USD	45.02	USD	2,360	(64,684)
Pfizer, Inc.	377	10/05/18	USD	40.05	USD	1,661	(152,211)
SLM Corp.	1,123	10/05/18	USD	11.27	USD	1,252	(8,092)
Suncor Energy, Inc.	345	10/05/18	USD	42.00	USD	1,335	(3,105)
U.S. Bancorp	181	10/05/18	USD	53.51	USD	956	(4,494)
UnitedHealth Group, Inc.	155	10/05/18	USD	272.50	USD	4,124	(2,557)

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Urban Outfitters, Inc.	198	10/05/18	USD	47.00	USD	810	$(1,980)
Walmart, Inc.	77	10/05/18	USD	97.50	USD	723	(346)
Apple, Inc.	272	10/12/18	USD	227.50	USD	6,140	(65,552)
BP PLC — ADR	108	10/12/18	USD	44.00	USD	498	(24,084)
Bank of America Corp.	190	10/12/18	USD	31.00	USD	560	(1,140)
Bank of America Corp.	190	10/12/18	USD	31.50	USD	560	(665)
Bank of America Corp.	82	10/12/18	USD	30.50	USD	242	(1,025)
Bank of America Corp.	669	10/12/18	USD	31.10	USD	1,971	(4,571)
Baxter International, Inc.	121	10/12/18	USD	75.00	USD	933	(28,556)
Carnival Corp.	226	10/12/18	USD	64.00	USD	1,441	(19,210)
Chevron Corp.	19	10/12/18	USD	121.00	USD	232	(4,465)
Cisco Systems, Inc.	116	10/12/18	USD	47.94	USD	564	(9,840)
Comcast Corp., Class A	228	10/12/18	USD	37.00	USD	807	(1,254)
D.R. Horton, Inc.	316	10/12/18	USD	44.50	USD	1,333	(4,424)
Delta Air Lines, Inc.	500	10/12/18	USD	58.00	USD	2,892	(60,000)
DowDuPont, Inc.	124	10/12/18	USD	70.00	USD	797	(372)
E*Trade Financial Corp.	376	10/12/18	USD	56.50	USD	1,970	(16,920)
Freeport-McMoRan, Inc.	600	10/12/18	USD	15.00	USD	835	(4,800)
General Electric Co.	338	10/12/18	USD	13.00	USD	382	(507)
General Electric Co.	60	10/12/18	USD	12.50	USD	68	(180)
Hartford Financial Services Group, Inc.	135	10/12/18	USD	51.00	USD	674	(2,835)
JPMorgan Chase & Co.	41	10/12/18	USD	116.00	USD	463	(2,132)
Lowe’s Cos., Inc.	87	10/12/18	USD	111.00	USD	999	(38,498)
Marathon Oil Corp.	193	10/12/18	USD	22.50	USD	449	(21,134)
Microsoft Corp.	306	10/12/18	USD	113.00	USD	3,500	(74,205)
Oracle Corp.	55	10/12/18	USD	50.00	USD	284	(9,708)
Oracle Corp.	55	10/12/18	USD	51.00	USD	284	(5,307)
PG&E Corp.	100	10/12/18	USD	49.00	USD	460	(1,500)
Pfizer, Inc.	377	10/12/18	USD	40.15	USD	1,661	(149,096)
Suncor Energy, Inc.	81	10/12/18	USD	40.00	USD	313	(1,336)
U.S. Bancorp	138	10/12/18	USD	55.00	USD	729	(690)
U.S. Bancorp	130	10/12/18	USD	54.66	USD	687	(1,771)
UnitedHealth Group, Inc.	107	10/12/18	USD	267.50	USD	2,847	(21,400)
Urban Outfitters, Inc.	98	10/12/18	USD	47.00	USD	401	(490)
Hartford Financial Services Group, Inc.	238	10/17/18	USD	50.44	USD	1,189	(12,382)
Ally Financial, Inc.	656	10/19/18	USD	28.00	USD	1,735	(6,560)
Altria Group, Inc.	133	10/19/18	USD	62.50	USD	802	(3,724)
Altria Group, Inc.	418	10/19/18	USD	65.00	USD	2,521	(2,508)
Amdocs Ltd.	235	10/19/18	USD	67.50	USD	1,551	(5,875)
Apple, Inc.	271	10/19/18	USD	230.00	USD	6,118	(61,653)
Assured Guaranty Ltd.	200	10/19/18	USD	38.00	USD	845	(87,500)
Assured Guaranty Ltd.	200	10/19/18	USD	42.00	USD	845	(18,400)
BP PLC — ADR	147	10/19/18	USD	43.00	USD	678	(47,408)
Bank of America Corp.	288	10/19/18	USD	32.00	USD	848	(1,296)
Baxter International, Inc.	125	10/19/18	USD	77.50	USD	964	(11,563)
Biogen, Inc.	46	10/19/18	USD	355.00	USD	1,625	(35,650)
CDW Corp.	851	10/19/18	USD	90.00	USD	7,567	(85,100)
Carnival Corp.	412	10/19/18	USD	64.00	USD	2,627	(45,320)
Chevron Corp.	161	10/19/18	USD	125.00	USD	1,969	(12,961)
Cisco Systems, Inc.	296	10/19/18	USD	46.00	USD	1,440	(79,920)
Cisco Systems, Inc.	116	10/19/18	USD	48.00	USD	564	(11,484)
Cognizant Technology Solutions Corp., Class A	189	10/19/18	USD	80.00	USD	1,458	(4,252)

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Comcast Corp., Class A	367	10/19/18	USD	35.55	USD	1,300	$(20,778)
Comcast Corp., Class A	111	10/19/18	USD	36.25	USD	393	(3,237)
D.R. Horton, Inc.	299	10/19/18	USD	72.50	USD	1,923	(448)
D.R. Horton, Inc.	114	10/19/18	USD	46.00	USD	481	(1,026)
DISH Network Corp., Class A	200	10/19/18	USD	37.50	USD	715	(9,000)
Delta Air Lines, Inc.	284	10/19/18	USD	60.00	USD	1,642	(17,892)
DowDuPont, Inc.	158	10/19/18	USD	70.00	USD	1,016	(1,027)
FirstEnergy Corp.	201	10/19/18	USD	38.00	USD	747	(6,030)
Fortive Corp.	347	10/19/18	USD	90.00	USD	2,922	(20,820)
Freeport-McMoRan, Inc.	492	10/19/18	USD	15.00	USD	685	(7,134)
General Electric Co.	260	10/19/18	USD	12.00	USD	294	(1,950)
General Electric Co.	155	10/19/18	USD	13.00	USD	175	(387)
Gilead Sciences, Inc.	158	10/19/18	USD	75.00	USD	1,220	(45,425)
Hartford Financial Services Group, Inc.	63	10/19/18	USD	50.00	USD	315	(4,725)
Home Depot, Inc.	120	10/19/18	USD	200.00	USD	2,486	(97,500)
J.M. Smucker Co.	227	10/19/18	USD	115.00	USD	2,329	(2,837)
JPMorgan Chase & Co.	166	10/19/18	USD	115.00	USD	1,873	(17,181)
Laboratory Corp. of America Holdings	257	10/19/18	USD	175.00	USD	4,464	(55,898)
Lennar Corp., Class A	157	10/19/18	USD	52.50	USD	733	(3,689)
Lowe’s Cos., Inc.	68	10/19/18	USD	110.00	USD	781	(37,400)
Marathon Oil Corp.	249	10/19/18	USD	21.00	USD	580	(60,632)
Marathon Oil Corp.	57	10/19/18	USD	23.00	USD	133	(5,244)
Microsoft Corp.	164	10/19/18	USD	115.00	USD	1,876	(28,126)
Microsoft Corp.	250	10/19/18	USD	110.00	USD	2,859	(128,125)
Norfolk Southern Corp.	114	10/19/18	USD	180.00	USD	2,058	(36,480)
Novo Nordisk A/S — ADR	139	10/19/18	USD	49.00	USD	655	(2,780)
O’Reilly Automotive, Inc.	84	10/19/18	USD	350.00	USD	2,917	(44,100)
Oracle Corp.	34	10/19/18	USD	49.00	USD	175	(9,180)
Packaging Corp. of America	53	10/19/18	USD	115.00	USD	581	(2,120)
Pfizer, Inc.	377	10/19/18	USD	40.25	USD	1,661	(146,011)
Regions Financial Corp.	349	10/19/18	USD	20.00	USD	640	(872)
Rio Tinto PLC — ADR	105	10/19/18	USD	53.50	USD	536	(4,455)
SLM Corp.	487	10/19/18	USD	12.00	USD	543	(5,844)
SunTrust Banks, Inc.	97	10/19/18	USD	75.00	USD	648	(436)
Suncor Energy, Inc.	75	10/19/18	USD	40.00	USD	290	(2,287)
Suncor Energy, Inc.	226	10/19/18	USD	40.50	USD	874	(4,520)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	243	10/19/18	USD	47.00	USD	1,073	(5,467)
U.S. Bancorp	122	10/19/18	USD	54.50	USD	644	(3,355)
U.S. Bancorp	299	10/19/18	USD	53.95	USD	1,579	(12,731)
Walmart, Inc.	374	10/19/18	USD	97.50	USD	3,512	(20,196)
Altria Group, Inc.	419	10/26/18	USD	65.00	USD	2,527	(9,218)
Apple, Inc.	228	10/26/18	USD	227.50	USD	5,147	(98,610)
Apple, Inc.	260	10/26/18	USD	217.50	USD	5,869	(279,500)
BP PLC — ADR	164	10/26/18	USD	45.00	USD	756	(26,896)
Bank of America Corp.	316	10/26/18	USD	31.50	USD	931	(4,108)
Baxter International, Inc.	110	10/26/18	USD	78.00	USD	848	(9,405)
Biogen, Inc.	53	10/26/18	USD	350.00	USD	1,873	(82,945)
CVS Health Corp.	193	10/26/18	USD	77.50	USD	1,519	(49,119)
Carnival Corp.	120	10/26/18	USD	65.00	USD	765	(10,200)
Chevron Corp.	155	10/26/18	USD	119.00	USD	1,895	(63,550)
Cisco Systems, Inc.	402	10/26/18	USD	47.50	USD	1,956	(57,888)
Cognizant Technology Solutions Corp., Class A	126	10/26/18	USD	79.00	USD	972	(7,560)
Comcast Corp., Class A	273	10/26/18	USD	36.00	USD	967	(17,745)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
D.R. Horton, Inc.	210	10/26/18	USD	43.50	USD	886	$(13,545)
Delta Air Lines, Inc.	151	10/26/18	USD	59.00	USD	873	(17,214)
DowDuPont, Inc.	123	10/26/18	USD	70.50	USD	791	(1,230)
Freeport-McMoRan, Inc.	246	10/26/18	USD	15.50	USD	342	(4,059)
General Electric Co.	173	10/26/18	USD	13.00	USD	195	(778)
Hartford Financial Services Group, Inc.	152	10/26/18	USD	51.50	USD	759	(8,132)
Humana, Inc.	67	10/26/18	USD	340.00	USD	2,268	(33,500)
JPMorgan Chase & Co.	114	10/26/18	USD	117.00	USD	1,286	(8,550)
Lowe’s Cos., Inc.	305	10/26/18	USD	115.00	USD	3,502	(67,558)
Marathon Oil Corp.	572	10/26/18	USD	21.50	USD	1,332	(119,548)
Microsoft Corp.	133	10/26/18	USD	115.00	USD	1,521	(35,578)
Oracle Corp.	247	10/26/18	USD	49.00	USD	1,274	(67,678)
Pfizer, Inc.	185	10/26/18	USD	42.00	USD	815	(41,533)
Pfizer, Inc.	176	10/26/18	USD	41.69	USD	776	(46,356)
Suncor Energy, Inc.	116	10/26/18	USD	40.00	USD	449	(3,944)
Suncor Energy, Inc.	68	10/26/18	USD	40.50	USD	263	(2,040)
U.S. Bancorp	197	10/26/18	USD	54.50	USD	1,040	(7,092)
UnitedHealth Group, Inc.	53	10/26/18	USD	267.50	USD	1,410	(24,778)
Urban Outfitters, Inc.	250	10/26/18	USD	44.00	USD	1,023	(12,500)
DowDuPont, Inc.	230	10/29/18	USD	71.60	USD	1,479	(1,503)
Cisco Systems, Inc.	116	10/30/18	USD	48.75	USD	564	(8,794)
AES Corp.	566	10/31/18	USD	14.00	USD	792	(17,860)
General Electric Co.	73	10/31/18	USD	12.00	USD	82	(1,371)
Novo Nordisk A/S — ADR	419	10/31/18	USD	47.74	USD	1,975	(33,951)
Alphabet, Inc., Class A	41	11/02/18	USD	1,210.00	USD	4,949	(162,565)
BP PLC — ADR	54	11/02/18	USD	45.00	USD	249	(9,882)
Bank of America Corp.	619	11/02/18	USD	31.50	USD	1,824	(10,214)
Biogen, Inc.	26	11/02/18	USD	345.00	USD	919	(48,620)
Chevron Corp.	124	11/02/18	USD	120.00	USD	1,516	(53,010)
Chevron Corp.	44	11/02/18	USD	125.00	USD	538	(7,326)
Cisco Systems, Inc.	120	11/02/18	USD	47.50	USD	584	(18,660)
Cognizant Technology Solutions Corp., Class A	184	11/02/18	USD	79.00	USD	1,420	(24,840)
Comcast Corp., Class A	226	11/02/18	USD	37.50	USD	800	(7,119)
D.R. Horton, Inc.	395	11/02/18	USD	45.00	USD	1,666	(15,208)
E*Trade Financial Corp.	128	11/02/18	USD	55.50	USD	671	(16,832)
Freeport-McMoRan, Inc.	530	11/02/18	USD	14.00	USD	738	(35,510)
Freeport-McMoRan, Inc.	246	11/02/18	USD	15.50	USD	342	(5,166)
General Electric Co.	109	11/02/18	USD	13.50	USD	123	(545)
Gilead Sciences, Inc.	317	11/02/18	USD	75.00	USD	2,448	(120,460)
Hartford Financial Services Group, Inc.	63	11/02/18	USD	51.00	USD	315	(4,945)
Humana, Inc.	43	11/02/18	USD	340.00	USD	1,456	(28,595)
JPMorgan Chase & Co.	60	11/02/18	USD	115.00	USD	677	(9,330)
JPMorgan Chase & Co.	60	11/02/18	USD	118.00	USD	677	(4,410)
Lowe’s Cos., Inc.	189	11/02/18	USD	116.00	USD	2,170	(38,367)
Marathon Oil Corp.	327	11/02/18	USD	23.00	USD	761	(38,586)
Microsoft Corp.	164	11/02/18	USD	116.00	USD	1,876	(40,836)
PG&E Corp.	100	11/02/18	USD	48.00	USD	460	(9,000)
Pfizer, Inc.	444	11/02/18	USD	43.00	USD	1,957	(69,708)
Suncor Energy, Inc.	84	11/02/18	USD	40.50	USD	325	(3,822)
U.S. Bancorp	245	11/02/18	USD	56.00	USD	1,294	(3,797)
UnitedHealth Group, Inc.	107	11/02/18	USD	267.50	USD	2,847	(55,640)
Urban Outfitters, Inc.	251	11/02/18	USD	46.00	USD	1,027	(7,530)
Walmart, Inc.	274	11/02/18	USD	95.00	USD	2,573	(44,251)

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Novo Nordisk A/S — ADR	419	11/06/18	USD	47.74	USD	1,975	$(38,047)
SunTrust Banks, Inc.	368	11/07/18	USD	71.71	USD	2,458	(15,533)
Apple, Inc.	271	11/09/18	USD	225.00	USD	6,118	(220,188)
Bank of America Corp.	137	11/09/18	USD	30.50	USD	404	(6,302)
Cisco Systems, Inc.	120	11/09/18	USD	48.80	USD	584	(11,484)
Comcast Corp., Class A	273	11/09/18	USD	36.00	USD	967	(24,570)
DowDuPont, Inc.	98	11/09/18	USD	67.00	USD	630	(9,604)
General Electric Co.	168	11/09/18	USD	12.00	USD	190	(3,612)
Suncor Energy, Inc.	76	11/09/18	USD	41.00	USD	294	(3,192)
AES Corp.	310	11/16/18	USD	14.00	USD	434	(13,175)
AES Corp.	566	11/16/18	USD	14.10	USD	792	(20,297)
Ally Financial, Inc.	173	11/16/18	USD	28.00	USD	458	(6,487)
Altria Group, Inc.	617	11/16/18	USD	65.00	USD	3,721	(24,989)
BP PLC — ADR	54	11/16/18	USD	45.00	USD	249	(10,260)
BP PLC — ADR	142	11/16/18	USD	47.00	USD	655	(11,644)
Bank of America Corp.	316	11/16/18	USD	32.00	USD	931	(6,162)
Baxter International, Inc.	37	11/16/18	USD	77.50	USD	285	(6,845)
Centene Corp.	228	11/16/18	USD	143.50	USD	3,301	(139,484)
Chevron Corp.	124	11/16/18	USD	120.00	USD	1,516	(59,210)
Cisco Systems, Inc.	226	11/16/18	USD	48.00	USD	1,099	(40,680)
Comcast Corp., Class A	141	11/16/18	USD	37.50	USD	499	(5,922)
E*Trade Financial Corp.	162	11/16/18	USD	55.00	USD	849	(28,188)
FirstEnergy Corp.	208	11/16/18	USD	37.00	USD	773	(22,880)
Fortive Corp.	45	11/16/18	USD	85.00	USD	379	(10,238)
Freeport-McMoRan, Inc.	496	11/16/18	USD	15.00	USD	690	(21,328)
General Electric Co.	70	11/16/18	USD	14.00	USD	79	(245)
General Electric Co.	74	11/16/18	USD	13.00	USD	84	(666)
Gilead Sciences, Inc.	21	11/16/18	USD	75.00	USD	162	(8,925)
Home Depot, Inc.	91	11/16/18	USD	210.00	USD	1,885	(39,358)
J.M. Smucker Co.	246	11/16/18	USD	113.80	USD	2,524	(18,464)
Laboratory Corp. of America Holdings	221	11/16/18	USD	175.00	USD	3,838	(99,450)
Lennar Corp., Class A	150	11/16/18	USD	52.50	USD	700	(7,950)
Microsoft Corp.	54	11/16/18	USD	115.00	USD	618	(18,360)
O’Reilly Automotive, Inc.	84	11/16/18	USD	350.00	USD	2,917	(111,720)
Oracle Corp.	145	11/16/18	USD	50.00	USD	748	(31,393)
Pfizer, Inc.	185	11/16/18	USD	42.98	USD	815	(28,095)
Regions Financial Corp.	750	11/16/18	USD	19.00	USD	1,376	(26,250)
SLM Corp.	488	11/16/18	USD	12.00	USD	544	(8,296)
SunTrust Banks, Inc.	190	11/16/18	USD	72.50	USD	1,269	(7,315)
Suncor Energy, Inc.	113	11/16/18	USD	42.00	USD	437	(3,390)
U.S. Bancorp	122	11/16/18	USD	55.00	USD	644	(6,100)
Walmart, Inc.	374	11/16/18	USD	97.50	USD	3,512	(61,336)
General Electric Co.	121	12/21/18	USD	13.00	USD	137	(2,057)

							$(6,402,544)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Novo Nordisk A/S — ADR	Barclays Bank PLC	5,300	10/01/18	USD	51.00	USD	250	$—
Ally Financial, Inc.	Goldman Sachs International	39,600	10/02/18	USD	27.65	USD	1,047	(148)
Ally Financial, Inc.	Morgan Stanley & Co. International PLC	34,800	10/04/18	USD	27.33	USD	920	(1,248)

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Capital and Income Fund (CII)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Centene Corp.	Barclays Bank PLC	18,600	10/04/18	USD	145.04	USD	2,693	$(24,813)
FirstEnergy Corp.	JPMorgan Chase Bank N.A.	40,600	10/11/18	USD	37.50	USD	1,509	(14,856)
Allison Transmission Holdings, Inc.	Barclays Bank PLC	20,000	10/18/18	USD	50.20	USD	1,040	(42,877)
Packaging Corp. of America	Barclays Bank PLC	28,300	10/23/18	USD	118.95	USD	3,104	(3,544)
Regions Financial Corp.	Morgan Stanley & Co. International PLC	33,000	10/24/18	USD	19.42	USD	606	(2,687)
Rio Tinto PLC — ADR	Bank of America N.A.	21,100	10/29/18	USD	49.75	USD	1,077	(49,241)
Assured Guaranty Ltd.	Bank of America N.A.	28,800	10/30/18	USD	42.39	USD	1,216	(23,197)
Regions Financial Corp.	Citibank N.A.	34,800	10/30/18	USD	19.33	USD	639	(6,213)
SLM Corp.	Goldman Sachs International	81,500	10/30/18	USD	12.02	USD	909	(8,200)
SunTrust Banks, Inc.	Citibank N.A.	46,800	10/30/18	USD	74.25	USD	3,126	(8,821)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	Barclays Bank PLC	33,700	10/30/18	USD	45.04	USD	1,488	(31,647)
KAR Auction Services, Inc.	UBS AG	51,800	10/31/18	USD	61.83	USD	3,092	(32,694)
bpost SA	Citibank N.A.	16,300	11/09/18	USD	46.50	USD	751	(12,728)
Amdocs Ltd.	JPMorgan Chase Bank N.A.	22,500	11/15/18	USD	66.31	USD	1,485	(35,363)
Allison Transmission Holdings, Inc.	Barclays Bank PLC	28,500	11/19/18	USD	51.90	USD	1,482	(57,787)
BP PLC — ADR	Citibank N.A.	16,300	11/30/18	USD	46.50	USD	751	(17,446)

								$(373,510)

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Capital and Income Fund (CII)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$795,120,886	$—	$—	$795,120,886
Short-Term Securities	1,068,071	—	—	1,068,071

	$796,188,957	$—	$—	$796,188,957

Investments Valued at NAV(b)				2,809,077
				$798,998,034

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(5,411,613)	$(1,364,441)	$—	$(6,776,054)

(a)	See above Schedule of Investments for values in each industry.
(b)	As of September 30, 2018, certain investments of the Trust’s were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are options written, which are shown at value.

9

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: November 19, 2018